GOING CONCERN - Additional Informational (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Going Concern [Line Items]
Gross proceeds from issuance of private placement	$ 7,300,000	$ 7,300,000
Repayment of borrowings	275,000	1,924,957
Debt Conversion, Converted Instrument, Amount	7,346,590
Convertible Notes Payable	2,336,000	6,372,763
Common Stock [Member]
Going Concern [Line Items]
Gross proceeds from issuance of private placement	3,700,000
Debt Conversion, Converted Instrument, Amount	10,727
Convertible Debt [Member]
Going Concern [Line Items]
Gross proceeds from issuance of private placement	2,600,000
Debt Conversion, Converted Instrument, Amount	6,545,000
Convertible Notes Payable	$ 480,000